BORROWINGS	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
BORROWINGS

17. BORROWINGS

	2024 A$	2023 A$
R&D loan	601,000	-
Insurance premium funding	42,546	-
Total current borrowings	643,546	-

Refer to note 32 for further information on financial instruments.

On March 25, 2024 the Group received a secured loan of A$601,000 from Radium Capital. The loan is secured against the anticipated R&D tax incentive refund for the year ended 30 June 2024 and attracts interest at 1.33% per month. The amount of the loan represents 80% of the estimated R&D tax refund based on qualifying expenditure for the six months to December 31, 2023. The loan plus any interest are payable upon receipt of the Group’s R&D refund.

In November 2023 the Group entered into a funding agreement with First Insurance to finance part of the Group’s annual insurance program of approximately A$271,000 over a 9-month period. At balance date the amount remaining outstanding is A$42,546.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)